Shareholder Report, Line Graph (Details) - USD ($)					1 Months Ended		2 Months Ended		3 Months Ended		4 Months Ended		5 Months Ended		6 Months Ended		7 Months Ended		8 Months Ended		9 Months Ended		10 Months Ended		11 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 27, 2024	Dec. 26, 2024	Jan. 31, 2025	Jan. 31, 2025	Feb. 28, 2025	Feb. 28, 2025	Mar. 31, 2025	Mar. 31, 2025	Apr. 30, 2025	Apr. 30, 2025	May 31, 2025	May 31, 2025	Jun. 30, 2025	Jun. 30, 2025	Jul. 31, 2025	Jul. 31, 2025	Aug. 31, 2025	Aug. 31, 2025	Sep. 30, 2025	Sep. 30, 2025	Oct. 31, 2025	Oct. 31, 2025	Nov. 30, 2025	Nov. 30, 2025
NestYield Total Return Guard ETF
Account Value [Line Items]
Accumulated Value		$ 9,666		$ 10,000		$ 9,748	$ 9,389		$ 8,722		$ 9,247		$ 10,035			$ 10,890		$ 11,257	$ 10,977		$ 12,044		$ 12,299			$ 11,247
NestYield Dynamic Income ETF
Account Value [Line Items]
Accumulated Value		9,781		10,000		9,795	9,602		8,887		9,432		10,244			11,171		11,555	11,109		12,110		12,520			11,518
NestYield Visionary ETF
Account Value [Line Items]
Accumulated Value	$ 9,847		$ 10,000		$ 9,987			$ 9,605		$ 8,868		$ 9,318		$ 10,408	$ 11,490		$ 11,933			$ 11,597		$ 13,148		$ 13,317	$ 12,353
S&P 500 TR
Account Value [Line Items]
Accumulated Value	$ 9,852	$ 9,743	$ 10,000	$ 10,000	$ 10,126	$ 10,015	$ 9,884	$ 9,994	$ 9,327	$ 9,431	$ 9,264	$ 9,367	$ 9,847	$ 9,956	$ 10,463	$ 10,348	$ 10,697	$ 10,580	$ 10,795	$ 10,914	$ 11,189	$ 11,313	$ 11,451	$ 11,578	$ 11,606	$ 11,479